Leases -Summary of Supplemental cash flow information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Cash payments for operating leases	¥ 4,238	$ 665	¥ 5,187
ROU assets obtained in exchange for operating lease liabilities	¥ 4,434	$ 696	¥ 2,841